Property and Equipment, net (FY) (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, gross	$ 33,865,000		$ 32,218,000	$ 30,455,000
Less: accumulated depreciation and amortization	(17,912,000)		(15,568,000)	(12,170,000)
Total property and equipment, net	15,953,000		16,650,000	18,285,000
Depreciation and amortization expenses			3,398,000	2,667,000	$ 2,122,000
Assets held under capital lease, accumulated amortization			3,519,000	3,183,000	2,854,000
Property and equipment, dispositions	0	$ 0	0	165,000	0
Assets Held Under Capital Leases - Computer, Print And Mail Equipment And Software [Member]
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, gross	3,776,000		3,752,000	3,746,000
Computer, Print and Mail Equipment [Member]
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, gross	9,151,000		7,998,000	7,043,000
Print Equipment [Member]
Property, Plant and Equipment, Net [Abstract]
Depreciation and amortization expenses			290,000	182,000	249,000
Furniture and Fixtures [Member]
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, gross	4,072,000		4,073,000	4,040,000
Leasehold Improvements [Member]
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, gross	12,133,000		12,120,000	12,071,000	5,700,000
Software [Member]
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, gross	1,580,000		1,437,000	1,349,000
Depreciation and amortization expenses			305,000	234,000	$ 125,000
Vehicles [Member]
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, gross	95,000		115,000	115,000
Internal Software Development [Member]
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, gross	3,025,000		2,644,000	2,067,000
Construction In Progress [Member]
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, gross	$ 33,000		$ 79,000	$ 24,000